LOSS PER SHARE - SECURITIZE, INC. AND SUBSIDIARIES - Components (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations	$ (7,932,652)	$ (4,541,518)	$ (42,368,163)	$ (18,426,535)
Less: Deemed dividend to preferred stockholders	0	(1,493,539)	(1,493,539)	0
Net loss from continuing operations attributable to common stockholders – basic	(7,932,652)	(6,035,057)	(43,861,702)	(18,426,535)
Net loss from continuing operations attributable to common stockholders – diluted	(7,932,652)	(6,035,057)	(43,861,702)	(18,426,535)
Net loss from discontinued operations attributable to common stockholders – basic	0	(583,339)	(6,086,562)	(5,861,133)
Net loss from discontinued operations attributable to common stockholders – diluted	0	(583,339)	(6,086,562)	(5,861,133)
Net loss attributable to common stockholders – basic	$ (7,932,652)	$ (6,618,396)	$ (49,948,264)	$ (24,287,668)
Weighted average Common stock and Class A common stock shares outstanding – basic (in shares)	8,997,924	8,812,021	8,813,380	8,706,513
Weighted average Common stock and Class A common stock shares outstanding – diluted (in shares)	8,997,924	8,812,021	8,813,380	8,706,513
Net loss attributable to common stockholders – diluted	$ (7,932,652)	$ (6,618,396)	$ (49,948,264)	$ (24,287,668)
Net loss per share of common stock and Class A common stock – basic (in usd per share)	$ (0.88)	$ (0.75)	$ (5.67)	$ (2.79)
Net loss per share of common stock and Class A common stock – diluted (in usd per share)	(0.88)	(0.75)	(5.67)	(2.79)
Net loss from continuing operations per share of common stock and Class A common stock – basic (in usd per share)	(0.88)	(0.68)	(4.98)	(2.12)
Net loss from continuing operations per share of common stock and Class A common stock – diluted (in usd per share)	(0.88)	(0.68)	(4.98)	(2.12)
Net loss from discontinued operations per share of common stock and Class A common stock – basic (in usd per share)	0	(0.07)	(0.69)	(0.67)
Net loss from discontinued operations per share of common stock and Class A common stock – diluted (in usd per share)	$ 0	$ (0.07)	$ (0.69)	$ (0.67)